Schedule of loan to third parties (Details)	Oct. 31, 2025 USD ($)	Oct. 31, 2025 SGD ($)	Apr. 30, 2025 SGD ($)
Loan To Third Party
Loan to third party	$ 861,737	$ 1,121,323	$ 1,623,608
Allowance for impairment of loan	(861,737)	(1,121,323)	(1,223,608)
Loan to third parties, net			$ 400,000